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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM D

RECEIVED NOV 13 2007 PROCESSING WASH, D.C.

## NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

| SEC USE ONLY | | |
|---|---|---|
| Prefix | | Serial |
| DATE RECEIVED | | |

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)

**$500,000 in Convertible Demand Promissory Notes and/or Common Stock**

Filing Under (Check box(es) that apply): [ ] [ ] [X] [ ] Section 4(6) [ ] ULOE

Type of Filing: [ ] New Filing [X] Amendment

07083678

## A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

| Name of Issuer ([ ] check if this is an amendment and name has change, and indicate change) | |
|---|---|
| **In Control Advanced Driver Training, Inc.** | |
| Address of Executive Offices (Number and Street, City, State, Zip Code) | Telephone Number (Including Area Code) |
| **188 Main Street, Suite 202**<br>**Wilmington, MA 01887** | **(888) 301-7233** |
| Address of Principal Business Operations (Number and Street, City, State, Zip Code) | Telephone Number (Including Area Code) |
| **188 Main Street, Suite 202**<br>**Wilmington, MA 01887** | **(888) 301-7233** |

Brief Description of Business:

**Development and operation of advanced driver training schools**

PROCESSED
NOV 19 2007 E
THOMSON FINANCIAL

Type of Business Organization

[X] corporation [ ] limited partnership, already formed [ ] other (please specify):
[ ] business trust [ ] limited partnership, to be formed

| Actual or Estimated Date of Incorporation or Organization: | Month Year [07] [15] [03] | [X] Actual [ ] Estimated |
|---|---|---|

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [D] [E]

GENERAL INSTRUCTIONS

**Federal:**

*Who Must File:* All issuers making an offering of securities in reliance on an exemption under or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

*When to File:* A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

*Where to File:* U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

*Copies Required:* Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

*Information Required:* A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

*Filing Fee:* There is no federal filing fee.

**State:**

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

**ATTENTION**

**Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.**

{P0169942.1}

## A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

**Wallis, Ian**

Business or Residence Address (Number and Street, City, State, Zip Code)

**19 Broad Street, Newburyport, MA 01950**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

**Daniel Strollo**

Business or Residence Address (Number and Street, City, State, Zip Code)

**In Control Advanced Driver Training, Inc., 188 Main Street, Suite 202, Wilmington, MA 01887**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

**Bogart, Brandon**

Business or Residence Address (Number and Street, City, State, Zip Code)

**44 Chase Road, South Hampton, NH 03827**

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

**Richard L. Sumberg**

Business or Residence Address (Number and Street, City, State, Zip Code)

**c/o The Financial Advisors, 15 Railroad Street, Andover, MA 01810**

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

**Stanley M. Mann**

Business or Residence Address (Number and Street, City, State, Zip Code)

**286 South Main Street, Andover, MA 01810**

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

**Frederic Lowrie, Jr.**

Business or Residence Address (Number and Street, City, State, Zip Code)

**26 Cutler Road, Andover, MA 01810**

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

**Robert S. Martin**

Business or Residence Address (Number and Street, City, State, Zip Code)

**6 Nicholas Circle, Andover, MA 01810**

**(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)**

## A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

**Walter Reichert**

Business or Residence Address (Number and Street, City, State, Zip Code)

**18 Martingale Lane, Andover, MA 01810**

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

**Thomas Carroll**

Business or Residence Address (Number and Street, City, State, Zip Code)

**11 Bailey Road, Andover, MA 01810**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

**(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)**

## B. INFORMATION ABOUT OFFERING

| | Yes | No |
|---|---|---|
| 1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? | [ ] | [X] |
| Answer also in Appendix, Column 2, if filing under ULOE. | | |
| 2. What is the minimum investment that will be accepted from any individual? | N/A | |
| 3. Does the offering permit joint ownership of a single unit? | Yes [X] | No [ ] |
| 4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only. | N/A | |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] | [AR] | [CA] | [CO] | [CT] | [DE] | [DC] | [FL] | [GA] | [HI] | [ID] |
| [IL] | [IN] | [IA] | [KS] | [KY] | [LA] | [ME] | [MD] | [MA] | [MI] | [MN] | [MS] | [MO] |
| [MT] | [NE] | [NV] | [NH] | [NJ] | [NM] | [NY] | [NC] | [ND] | [OH] | [OK] | [OR] | [PA] |
| [RI] | [SC] | [SD] | [TN] | [TX] | [UT] | [VT] | [VA] | [WA] | [WV] | [WI] | [WY] | [PR] |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] | [AR] | [CA] | [CO] | [CT] | [DE] | [DC] | [FL] | [GA] | [HI] | [ID] |
| [IL] | [IN] | [IA] | [KS] | [KY] | [LA] | [ME] | [MD] | [MA] | [MI] | [MN] | [MS] | [MO] |
| [MT] | [NE] | [NV] | [NH] | [NJ] | [NM] | [NY] | [NC] | [ND] | [OH] | [OK] | [OR] | [PA] |
| [RI] | [SC] | [SD] | [TN] | [TX] | [UT] | [VT] | [VA] | [WA] | [WV] | [WI] | [WY] | [PR] |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] | [AR] | [CA] | [CO] | [CT] | [DE] | [DC] | [FL] | [GA] | [HI] | [ID] |
| [IL] | [IN] | [IA] | [KS] | [KY] | [LA] | [ME] | [MD] | [MA] | [MI] | [MN] | [MS] | [MO] |
| [MT] | [NE] | [NV] | [NH] | [NJ] | [NM] | [NY] | [NC] | [ND] | [OH] | [OK] | [OR] | [PA] |
| [RI] | [SC] | [SD] | [TN] | [TX] | [UT] | [VT] | [VA] | [WA] | [WV] | [WI] | [WY] | [PR] |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] | [AR] | [CA] | [CO] | [CT] | [DE] | [DC] | [FL] | [GA] | [HI] | [ID] |
| [IL] | [IN] | [IA] | [KS] | [KY] | [LA] | [ME] | [MD] | [MA] | [MI] | [MN] | [MS] | [MO] |
| [MT] | [NE] | [NV] | [NH] | [NJ] | [NM] | [NY] | [NC] | [ND] | [OH] | [OK] | [OR] | [PA] |
| [RI] | [SC] | [SD] | [TN] | [TX] | [UT] | [VT] | [VA] | [WA] | [WV] | [WI] | [WY] | [PR] |

**(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)**

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box [ ] and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

| Type of Security | Aggregate Offering Price | Amount Already Sold |
|---|---|---|
| Debt | $500,000[1] | $360,000[1] |
| Equity | $500,000[1] | $140,000[1] |
| [X] Common [ ] Preferred | | |
| Convertible Securities (including warrants) | $500,000[1] | $360,000[1] |
| Partnership Interests | $0 | $0 |
| Other (Specify ______) | $0 | $0 |
| Total | $500,000[1] | $500,000[1] |
| Answer also in Appendix, Column 3, if filing under ULOE. | | |

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under , indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

| | Number Investors | Aggregate Dollar Amount of Purchases |
|---|---|---|
| Accredited Investors | 8 | $500,000[1] |
| Non-accredited Investors | 0 | $0 |
| Total (for filings under Rule 504 only) | | |
| Answer also in Appendix, Column 4, if filing under ULOE. | | |

3. If this filing is for an offering under or , enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

| Type of offering | Type of Security | Dollar Amount Sold |
|---|---|---|
| Rule 505 | | $ |
| | | $ |
| Rule 504 | | $ |
| Total | | $ |

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

| | | |
|---|---|---|
| Transfer Agent's Fees | [ ] | $ |
| Printing and Engraving Costs | [ ] | $ |
| Legal Fees | [X] | $5,000 |
| Accounting Fees | [ ] | $ |
| Engineering Fees | [ ] | $ |
| Sales Commissions (specify finders' fees separately) | [ ] | $ |
| Other Expenses (identify) **blue sky filing fees** | [X] | $1,000 |
| Total | [ ] | $ |
| b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." | | $494,000 |

[1] The offering described in this amended Notice was for a combination of convertible promissory notes and/or shares of common stock for aggregate consideration of $500,000. The original Notice was filed with the Commission on June 5, 2006. At the time of filing of the original Notice, the issuer had issued convertible promissory notes to six accredited investors in the aggregate original principal amount of $120,000, and these investors had entered into an irrevocable commitment to purchase additional convertible promissory notes in the aggregate original principal amount of $240,000, which purchases were subsequently made. The original Notice contemplated a recapitalization by the issuer, as a result of which these convertible promissory notes issued prior to such recapitalization would automatically convert into shares of the issuer's common stock, and these purchasers would thereafter be bound to purchase shares of the issuer's common stock in lieu of any convertible promissory notes not yet purchased. The recapitalization was completed in December 2006. The original Notice also contemplated an additional $140,000 in investments in the issuer's common stock from accredited investors following the recapitalization. The issuer has now received the $140,000 in contemplated additional investments, of which $95,000 is from the same investors who had already purchased or committed to purchase convertible promissory notes at the time of the original filing, and $55,000 is from two additional accredited investors, one of whom is the president of the issuer and the other of whom is an existing stockholder of the issuer.

{P0169942.1}

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

| | Payments to Officers, Directors, & Affiliates | Payments To Others |
|---|---|---|
| Salaries and fees | [X] $0 | [X] $0 |
| Purchase of real estate | [X] $0 | [X] $0 |
| Purchase, rental or leasing and installation of machinery and equipment | [X] $0 | [X] $0 |
| Construction or leasing of plant buildings and facilities | [X] $0 | [X] $0 |
| Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger) | [X] $0 | [X] $0 |
| Repayment of indebtedness | [X] $0 | [X] $0 |
| Working capital | [X] $0 | [X] $494,000 |
| Other (specify): | [X] $0 | [X] $0 |
| Column Totals | [X] $0 | [X] $494,000 |
| Total Payments Listed (column totals added) | [X] $494,000 | |

{P0169942.1}

## D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under , the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of .

| | | |
|---|---|---|
| Issuer (Print or Type) **In Control/Advanced Driver Training, Inc.** | Signature | Date 10/30/07 |
| Name of Signer (Print or Type) **Daniel Strollo** | Title of Signer (Print or Type) **President** | |

| **ATTENTION** |
|---|
| **Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)** |

{P0169942.1}

END